SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Total Gross Value	$ 136,498	$ 128,845
Less: Accumulated depreciation	(81,302)	(62,595)
Total Property, plant and equipment, net	55,196	66,250
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	38,037	40,052
Electrical Fittings [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	5,883	6,380
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	27,047	29,263
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	6,890	6,824
Plant And Machinery [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	52,963	40,168
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	$ 5,678	$ 6,158